Other current liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Schedule of other current liabilities

	March 31,
	2022	2023
Advance from customers	531,526	525,638
Statutory liabilities	79,368	41,239
Other liabilities	58,075	56,310
Deferred Consideration	41,656	-
Interest accrued on term loan	-	43,842
Total	710,625	667,029